Mineral Stream Interests - Schedule of Mineral Stream Interests (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Disclosure Of Mineral Stream Interests [line items]
Beginning balance			$ 5,734,106
Ending balance	$ 5,610,603	$ 5,861,139	5,610,603	$ 5,861,139	$ 5,734,106
Depletion	(58,661)	(61,404)	(123,503)	(129,785)
Impairment	0	(165,912)	0	(165,912)
Gold interests [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance			3,497,235
Ending balance	3,420,603	3,573,916	3,420,603	3,573,916	3,497,235
Depletion	(37,558)	(37,856)	(76,632)	(82,136)
Gold interests [member] | Sudbury [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance			344,043
Ending balance	333,885		333,885		344,043
Gold interests [member] | Salobo [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance			2,605,257
Ending balance	2,551,563		2,551,563		2,605,257
Gold interests [member] | Constancia [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance			110,406
Ending balance	108,260		108,260		110,406
Gold interests [member] | San Dimas [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance			194,367
Ending balance	188,888		188,888		194,367
Gold interests [member] | Stillwater [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance			229,994
Ending balance	227,042		227,042		229,994
Gold interests [member] | Other gold interests [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance			13,168
Ending balance	10,965		10,965		13,168
Gold interests [member] | Cost [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance			4,681,811	4,681,816	4,681,816
Additions (Reductions)			0		(5)
Ending balance	4,681,811		4,681,811		4,681,811
Gold interests [member] | Cost [member] | Sudbury [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance			623,864	623,864	623,864
Ending balance	623,864		623,864		623,864
Gold interests [member] | Cost [member] | Salobo [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance			3,059,876	3,059,876	3,059,876
Ending balance	3,059,876		3,059,876		3,059,876
Gold interests [member] | Cost [member] | Constancia [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance			136,058	136,058	136,058
Ending balance	136,058		136,058		136,058
Gold interests [member] | Cost [member] | San Dimas [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance			220,429	220,429	220,429
Ending balance	220,429		220,429		220,429
Gold interests [member] | Cost [member] | Stillwater [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance			239,352	239,357	239,357
Ending balance	239,352		239,352		239,352
Gold interests [member] | Cost [member] | Other gold interests [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance			402,232	402,232	402,232
Ending balance	402,232		402,232		402,232
Gold interests [member] | Accumulated Depletion & Impairment [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance			(1,184,576)	(1,025,760)	(1,025,760)
Ending balance	(1,261,208)		(1,261,208)		(1,184,576)
Depletion			(76,632)		(158,816)
Gold interests [member] | Accumulated Depletion & Impairment [member] | Sudbury [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance			(279,821)	(257,401)	(257,401)
Ending balance	(289,979)		(289,979)		(279,821)
Depletion			(10,158)		(22,420)
Gold interests [member] | Accumulated Depletion & Impairment [member] | Salobo [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance			(454,619)	(353,816)	(353,816)
Ending balance	(508,313)		(508,313)		(454,619)
Depletion			(53,694)		(100,803)
Gold interests [member] | Accumulated Depletion & Impairment [member] | Constancia [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance			(25,652)	(18,511)	(18,511)
Ending balance	(27,798)		(27,798)		(25,652)
Depletion			(2,146)		(7,141)
Gold interests [member] | Accumulated Depletion & Impairment [member] | San Dimas [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance			(26,062)	(12,234)	(12,234)
Ending balance	(31,541)		(31,541)		(26,062)
Depletion			(5,479)		(13,828)
Gold interests [member] | Accumulated Depletion & Impairment [member] | Stillwater [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance			(9,358)	(2,925)	(2,925)
Ending balance	(12,310)		(12,310)		(9,358)
Depletion			(2,952)		(6,433)
Gold interests [member] | Accumulated Depletion & Impairment [member] | Other gold interests [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance			(389,064)	(380,873)	(380,873)
Ending balance	(391,267)		(391,267)		(389,064)
Depletion			(2,203)		(8,191)
Silver interests [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance			1,759,392
Ending balance	1,716,763	1,804,941	1,716,763	1,804,941	1,759,392
Depletion	(18,974)	(21,070)	(42,629)	(42,733)
Silver interests [member] | Penasquito [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance			374,702
Ending balance	360,998		360,998		374,702
Silver interests [member] | Antamina [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance			668,810
Ending balance	651,049		651,049		668,810
Silver interests [member] | Constancia [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance			228,187
Ending balance	223,583		223,583		228,187
Silver interests [member] | Other silver interests [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance			487,693
Ending balance	481,133		481,133		487,693
Silver interests [member] | Cost [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance			3,010,971	3,010,956	3,010,956
Additions (Reductions)			0		15
Ending balance	3,010,971		3,010,971		3,010,971
Silver interests [member] | Cost [member] | Penasquito [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance			524,626	524,626	524,626
Ending balance	524,626		524,626		524,626
Silver interests [member] | Cost [member] | Antamina [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance			900,343	900,343	900,343
Ending balance	900,343		900,343		900,343
Silver interests [member] | Cost [member] | Constancia [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance			302,948	302,948	302,948
Ending balance	302,948		302,948		302,948
Silver interests [member] | Cost [member] | Other silver interests [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance			1,283,054	1,283,039	1,283,039
Additions (Reductions)			0		15
Ending balance	1,283,054		1,283,054		1,283,054
Silver interests [member] | Accumulated Depletion & Impairment [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance			(1,251,579)	(1,163,288)	(1,163,288)
Ending balance	(1,294,208)		(1,294,208)		(1,251,579)
Depletion			(42,629)		(88,291)
Silver interests [member] | Accumulated Depletion & Impairment [member] | Penasquito [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance			(149,924)	(135,904)	(135,904)
Ending balance	(163,628)		(163,628)		(149,924)
Depletion			(13,704)		(14,020)
Silver interests [member] | Accumulated Depletion & Impairment [member] | Antamina [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance			(231,533)	(190,266)	(190,266)
Ending balance	(249,294)		(249,294)		(231,533)
Depletion			(17,761)		(41,267)
Silver interests [member] | Accumulated Depletion & Impairment [member] | Constancia [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance			(74,761)	(56,717)	(56,717)
Ending balance	(79,365)		(79,365)		(74,761)
Depletion			(4,604)		(18,044)
Silver interests [member] | Accumulated Depletion & Impairment [member] | Other silver interests [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance			(795,361)	(780,401)	(780,401)
Ending balance	(801,921)		(801,921)		(795,361)
Depletion			(6,560)		(14,960)
Palladium interest [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance			249,969
Ending balance	245,727	254,772	245,727	254,772	249,969
Palladium interest [member] | Cost [member] | Stillwater [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance			263,721	263,726	263,726
Additions (Reductions)			0		(5)
Ending balance	263,721		263,721		263,721
Palladium interest [member] | Accumulated Depletion & Impairment [member] | Stillwater [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance			(13,752)	(4,033)	(4,033)
Ending balance	(17,994)		(17,994)		(13,752)
Depletion			(4,242)		(9,719)
Cobalt Interests [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance			227,510
Ending balance	227,510	227,510	227,510	227,510	227,510
Cobalt Interests [member] | Cost [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance			393,422	393,422	393,422
Ending balance	393,422		393,422		393,422
Cobalt Interests [member] | Accumulated Depletion & Impairment [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance			(165,912)
Ending balance	(165,912)		(165,912)		(165,912)
Impairment					(165,912)
Mineral Stream Interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletion	(58,661)	(61,404)	(123,503)	(129,785)
Impairment		$ (165,912)		(165,912)
Mineral Stream Interests [member] | Cost [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance			8,349,925	8,349,920	8,349,920
Additions (Reductions)			0		5
Ending balance	8,349,925		8,349,925		8,349,925
Mineral Stream Interests [member] | Accumulated Depletion & Impairment [member]
Disclosure Of Mineral Stream Interests [line items]
Beginning balance			(2,615,819)	$ (2,193,081)	(2,193,081)
Ending balance	$ (2,739,322)		(2,739,322)		(2,615,819)
Depletion			$ (123,503)		(256,826)
Impairment					$ (165,912)